Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	JNL Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2023
Prospectus Date	rr_ProspectusDate	Apr. 25, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated March 23, 2023

To The Prospectus Dated April 25, 2022, as amended November 15, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, please delete the paragraph after the table in the entirety and replace with the following:

JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Capital Appreciation Fund, please delete the paragraph after the table in the entirety and replace with the following:

JNAM will voluntarily waive 0.01% of management fees on assets over $10 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, please delete the paragraph after the table in the entirety and replace with the following:

JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated March 23, 2023.

JNL/T. ROWE PRICE BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, please delete the paragraph after the table in the entirety and replace with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Capital Appreciation Fund, please delete the paragraph after the table in the entirety and replace with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.01% of management fees on assets over $10 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, please delete the paragraph after the table in the entirety and replace with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.